UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE

68137

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 150 Motor Parkway, Suite 205, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-493-3313

Date of fiscal year end:

4/30

Date of reporting period:7/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

AMERIGO FUND

Schedule of Investments
July 31, 2004 (Unaudited)

	Shares	Market Value
Common Stocks-3.05%
Diversified Companies-3.05%
Berkshire Hathaway, Inc- Class A*	70	$ 6,107,500
Total Common Stocks (cost $6,402,113)		6,107,500

Equity Funds-92.36%
Emerging Markets-5.33%
iShares MSCI Emerging Markets Fund	68,500	10,668,875

International Equity-28.19%
iShares MSCI Canada Index Fund	414,000	5,940,900
iShares MSCI EAFE Index Fund	184,000	25,189,600
iShares MSCI EMU Index Fund	26,900	1,600,550
iShares MSCI Japan Index Fund	1,562,400	15,374,016
iShares MSCI Pacific ex-Japan Index Fund	92,700	6,791,202
iShares MSCI Signapore Index Fund	247,000	1,556,100
		56,452,368
Large Cap Blend-21.13%
iShares Morningstar Large Core Index Fund*	55,000	3,199,350
iShares S&P Global 100 Index Fund	16,000	895,360
iShares S&P 100 Index Fund	111,000	5,972,910
iShares S&P 500 Index Fund	105,200	11,675,096
SPDR Industrials Select Sector	129,000	3,593,940
SPDR Materials Select Sector	77,000	2,015,090
SPDR Trust Series 1	135,000	14,960,700
		42,312,446
Large Cap Value-16.94%
iShares Russell 1000 Value Index Fund	572,000	33,919,600

Mid Cap Blend-0.17%
iShares Morningstar Mid Core Index Fund*	6,000	344,700

Mid Cap Growth-10.22%
iShares Russell Midcap Growth Index Fund	281,900	20,468,759

Mid Cap Value- 4.17%
iShares Dow Jones Select Dividend Index Fund	58,000	3,194,640
iShares Russell Midcap Value	53,600	5,157,392
		8,352,032
Speciality-6.21%
iShares Dow Jones US Healthcare Sector Index Fund	114,500	6,349,025
iShares NASDAQ Biotech Index Fund*	90,000	6,097,500
		12,446,525

Total Equity Funds (cost $180,844,567 )		184,965,305

Money Market Funds- 5.58%
Goldman Sachs Prime Obligation Fund	1,156,043	1,156,043
Milestone Treasury Obligation Portfolio	10,030,787	10,030,787
Total Money Market Funds (cost $11,186,830)		11,186,830

Total Investments (cost $198,433,510)-100.99%		$ 202,259,635
Other Assets less Liabilities-(0.99)%		(1,986,075)
NET ASSETS-100.00%		$ 200,273,560
*Non-income producing security
EAFE- Europe, Australia, Far East
EMU- European Monetary Union
MSCI- Morgan Stanley Capital International
SPDR- Standard & Poors' Depository Receipts

CLERMONT FUND

Schedule of Investments
July 31, 2004 (Unaudited)

	Shares	Market Value
Common Stocks-1.65%
Diversified Companies-1.65%
Berkshire Hathaway, Inc- Class A*	13	$ 1,134,250
Total Common Stocks (cost $1,135,236)		1,134,250

Bond Funds-35.42%
iShares IBOXX Liquid Corporates	15,000	2,201,423
iShares Lehman Aggregate Bond Fund	14,330	1,449,480
iShares Lehman 1-3 Year Treasury Bond Fund	220,600	18,042,874
Van Kampen Senior Income Trust	318,000	2,811,120
Total Bond Funds (cost $24,277,472)		24,504,897

Equity Funds-45.66%
International Equity-12.86%
iShares MSCI EAFE Index Fund	65,000	8,898,500

Large Cap Blend-8.13%
iShares Morningstar Large Core Index Fund*	51,820	3,014,369
iShares S&P 500 Index Fund	23,500	2,608,030
		5,622,399
Large Cap Value-5.96%
iShares Russell 1000 Value Index Fund	69,500	4,121,350

Mid Cap Growth-5.83%
iShares Russell Midcap Growth Index Fund	55,500	4,029,855

Mid Cap Value- 9.78%
iShares Dow Jones Select Dividend Index Fund	122,900	6,769,332

Speciality-3.10%
iShares Dow Jones US Consumer Non Cyclical Sector Index Fund	19,000	925,680
iShares Dow Jones US Healthcare Sector Index Fund	22,000	1,219,900
		2,145,580

Total Equity Funds (cost $30,463,753)		31,587,016

Money Market Funds-11.76%
Goldman Sachs Prime Obligation Fund	2,978,576	2,978,576
Milestone Treasury Obligation Portfolio	5,158,436	5,158,436
Total Money Market Funds (cost $8,137,012)		8,137,012

U.S. Treasury Bonds-8.54%	Principal
U.S. Treasury TIP Bond, 3.375%, due 1/15/07	$ 5,034,882	5,396,765
U.S. Treasury TIP Bond, 3.625%, due 1/15/08	468,024	512,285
Total U.S. Treasury Bonds (cost $5,988,517)		5,909,050

Total Investments (cost $70,001,990)-103.03%		$ 71,272,225
Other Assets less Liabilities-(3.03)%		(2,093,701)
NET ASSETS-100.00%		$ 69,178,524
*Non-income producing security
EAFE- Europe, Australia, Far East
MSCI- Morgan Stanley Capital International
TIP- Treasury Inflation Protected

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

*/s/ W. Patrick Clarke

       W. Patrick Clarke, President

Date

9/28/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ W. Patrick Clarke

        W. Patrick Clarke, President

Date

9/28/04

By (Signature and Title)

*/s/ Michael J. Wagner

       Michael J. Wagner, Treasurer

Date

9/28/04